Jan. 22, 2025
Quantified Tactical Fixed Income Fund
Quantified Tactical Fixed Income Fund
Principal Investment Strategies:

The Fund's investment adviser, Advisors Preferred, LLC (the "Adviser"), delegates execution of the Fund's investment strategy to the subadviser, Flexible Plan Investments, Ltd. ("FPI" or the "Subadviser"). The Subadviser selects investments for the Fund and provides trade instructions to the Adviser, and in addition may provide trade placement for directly-issued fixed income instruments. The Adviser provides trade placement for directly-issued fixed income instruments, including cash equivalents, non-fixed income instruments, and indirect fixed income instruments such as mutual funds, ETFs, futures, swaps, and pooled investment vehicles that invest primarily in debt instruments.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in fixed income securities. The Fund defines fixed income securities as debt instruments, exchange-traded funds ("ETFs") and mutual funds that invest primarily in debt instruments, futures and swap contracts on debt instruments and pooled investment vehicles that invest primarily in the preceding. The Fund invests in ETFs, mutual funds and pooled investment vehicles that are not affiliated with the Adviser or Subadviser. The Fund invests primarily in high-yield debt (commonly known as "junk bonds") and, to a lesser extent, US government debt. The Fund invests in fixed income securities without any restriction on maturity or credit quality. The Fund may gain long or short exposure to fixed income securities, regardless of whether they generate income or dividends. Short (inverse) positions are designed to profit from a decline in the price of particular securities, investments in securities or indices. The Fund employs inverse and short positions for hedging purposes or to capture returns in down markets.

The Subadviser seeks interest income from debt instruments. The Subadviser also seeks capital gains by changing asset allocation including short positions. Additionally, the Subadviser uses an aggressive tactical management strategy that typically results in high portfolio turnover. The Subadviser employs a number of investment models, which are driven by sub-strategies, to allocate assets and select long and short exposures. The sub-strategies are chosen and rebalanced periodically using the Subadviser's portfolio allocation algorithm to create a portfolio that aims for a balance of higher return, lower correlation, and lower volatility as compared to a buy and hold position in a high yield debt index. The Subadviser monitors the performance of the models and sub-strategies and may modify the methodologies and add or subtract models or sub-strategies at any time based on the results of its research processes.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is an indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Investor Class shares for each full calendar year since the Fund’s inception. The Advisor Class shares of the Fund have not commenced operations. The performance table compares the performance of the Fund’s Investor Class shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Once they commence operations, Advisor Class shares, will have similar annual returns to Investor Class shares because the classes are invested in the same portfolio of securities, however, the returns for Advisor Class shares are lower than Investor Class shares because Advisor Class shares have higher expenses. Shareholder reports containing financial and performance information for the Fund will be mailed to shareholders semi-annually. Updated performance information is available at no cost by calling toll-free 1-855-64-QUANT (1-855-647-8268).

Quantified Tactical Fixed Income Fund Investor Class Performance Bar Chart For Calendar Years Ended December 31

Best Quarter	11.39%	March 31, 2020
Worst Quarter	(9.24)%	March 31, 2021
The Fund’s Investor Class year-to-date return as of December 31, 2024 was (1.04)%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2024)
Average Annual Total Returns - Quantified Tactical Fixed Income Fund		Label	1 Year	5 Years	Since Inception [1]	Inception Date
Quantified Tactical Fixed Income Fund Investor Class Shares		Return before taxes	(1.04%)	(5.27%)	(4.75%)	Sep. 13, 2019
Quantified Tactical Fixed Income Fund Investor Class Shares | Return after taxes on distributions	[2]		(2.47%)	(5.68%)	(5.25%)
Quantified Tactical Fixed Income Fund Investor Class Shares | Return after taxes on distributions and sale of Fund shares	[2]		(0.61%)	(4.02%)	(3.64%)
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[3]		1.25%	(0.33%)	(0.03%)
[1]	The inception date for Investor Class Shares is September 13, 2019. The Advisor Class Shares have not commenced operations.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[3]	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities. Investors cannot invest directly in an index; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Quantified Tactical Fixed Income Fund Investor Class Shares QFITX Advisor Class Shares QTSAX

PROSPECTUS

November 1, 2024
as supplemented January 22, 2025

Adviser:	Sub-Adviser:

Advisors Preferred, LLC 1445 Research Boulevard, Ste. 530 Rockville, MD 20850	Flexible Plan Investments, Ltd. 3883 Telegraph Road, Suite 100 Bloomfield Hills, MI 48302

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

_________________________________________________________________________________________________

The following replaces the respective sections entitled "Principal Investment Strategies" in the summary prospectus and the statutory prospectus.

Principal Investment Strategies:

The Fund's investment adviser, Advisors Preferred, LLC (the "Adviser"), delegates execution of the Fund's investment strategy to the subadviser, Flexible Plan Investments, Ltd. ("FPI" or the "Subadviser"). The Subadviser selects investments for the Fund and provides trade instructions to the Adviser, and in addition may provide trade placement for directly-issued fixed income instruments. The Adviser provides trade placement for directly-issued fixed income instruments, including cash equivalents, non-fixed income instruments, and indirect fixed income instruments such as mutual funds, ETFs, futures, swaps, and pooled investment vehicles that invest primarily in debt instruments.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in fixed income securities. The Fund defines fixed income securities as debt instruments, exchange-traded funds ("ETFs") and mutual funds that invest primarily in debt instruments, futures and swap contracts on debt instruments and pooled investment vehicles that invest primarily in the preceding. The Fund invests in ETFs, mutual funds and pooled investment vehicles that are not affiliated with the Adviser or Subadviser. The Fund invests primarily in high-yield debt (commonly known as "junk bonds") and, to a lesser extent, US government debt. The Fund invests in fixed income securities without any restriction on maturity or credit quality. The Fund may gain long or short exposure to fixed income securities, regardless of whether they generate income or dividends. Short (inverse) positions are designed to profit from a decline in the price of particular securities, investments in securities or indices. The Fund employs inverse and short positions for hedging purposes or to capture returns in down markets.

The Subadviser seeks interest income from debt instruments. The Subadviser also seeks capital gains by changing asset allocation including short positions. Additionally, the Subadviser uses an aggressive tactical management strategy that typically results in high portfolio turnover. The Subadviser employs a number of investment models, which are driven by sub-strategies, to allocate assets and select long and short exposures. The sub-strategies are chosen and rebalanced periodically using the Subadviser's portfolio allocation algorithm to create a portfolio that aims for a balance of higher return, lower correlation, and lower volatility as compared to a buy and hold position in a high yield debt index. The Subadviser monitors the performance of the models and sub-strategies and may modify the methodologies and add or subtract models or sub-strategies at any time based on the results of its research processes.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in fixed income securities. The Fund defines fixed income securities as debt instruments, exchange-traded funds ("ETFs") and mutual funds that invest primarily in debt instruments, futures and swap contracts on debt instruments and pooled investment vehicles that invest primarily in the preceding. The Fund invests in ETFs, mutual funds and pooled investment vehicles that are not affiliated with the Adviser or Subadviser. The Fund invests primarily in high-yield debt (commonly known as "junk bonds") and, to a lesser extent, US government debt. The Fund invests in fixed income securities without any restriction on maturity or credit quality. The Fund may gain long or short exposure to fixed income securities, regardless of whether they generate income or dividends. Short (inverse) positions are designed to profit from a decline in the price of particular securities, investments in securities or indices. The Fund employs inverse and short positions for hedging purposes or to capture returns in down markets.

The Subadviser seeks interest income from debt instruments. The Subadviser also seeks capital gains by changing asset allocation including short positions. The Subadviser uses an aggressive tactical management strategy that typically results in high portfolio turnover. The Subadviser employs a number of investment models, which are driven by sub-strategies, to allocate assets and select long and short exposures. The sub-strategies are chosen and rebalanced periodically using the Subadviser's portfolio allocation algorithm to create a portfolio that aims for a balance of higher return, lower correlation, and lower volatility as compared to a buy and hold position in a high yield debt index. The Subadviser monitors the performance of the models and sub-strategies and may modify the methodologies and add or subtract models or sub-strategies at any time based on the results of its research processes.

Investment Model 1: Long/Short Tactical

This model is based on a number of sub-strategies that utilize technical analysis of price and volume, are designed for short term trading, and allow the Fund to go long or short. The strategies analyze a number of price and volume patterns over various time periods. The analysis seeks to determine whether high yield bonds are trending or mean reverting and relies on historical relationships in each type of market to determine the appropriate trade positions.

Investment Model 2: Opportunistic Long-Only

The second model makes use of various sub-strategies that include an analysis of the relationship of high yield bond price and volume imbalances, as well as the relationship of valuation measures of the S&P 500 index and high yield bonds. These sub-strategies only call for long trades in high yield bonds, US government bonds and/or cash-like defensive substitutes.

Investment Model 3: Tactical High Yield

The final model uses sub-strategies that focus on generating long-only buy signals based on historical high yield bond and US government bond price momentum, as well as on an analysis of the relationship of commodity performance and the yield of US government bonds. Like Model 2, these sub-strategies only call for long trades in high yield bonds, US government bonds and/or cash-like defensive substitutes.

When not allocated to high-yield debt, each sub-strategy uses US government debt or money market instruments as a defensive alternative.

The following replaces the section entitled "Performance" in the summary prospectus.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is an indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Investor Class shares for each full calendar year since the Fund’s inception. The Advisor Class shares of the Fund have not commenced operations. The performance table compares the performance of the Fund’s Investor Class shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Once they commence operations, Advisor Class shares, will have similar annual returns to Investor Class shares because the classes are invested in the same portfolio of securities, however, the returns for Advisor Class shares are lower than Investor Class shares because Advisor Class shares have higher expenses. Shareholder reports containing financial and performance information for the Fund will be mailed to shareholders semi-annually. Updated performance information is available at no cost by calling toll-free 1-855-64-QUANT (1-855-647-8268).

Quantified Tactical Fixed Income Fund
Investor Class Performance
Bar Chart For Calendar Years Ended December 31

Best Quarter	11.39%	March 31, 2020
Worst Quarter	(9.24)%	March 31, 2021

The Fund’s Investor Class year-to-date return as of December 31, 2024 was (1.04)%.

Performance Table
Average Annual Total Returns
(For periods ended December 31, 2024)

Quantified Tactical Fixed Income Fund	One Year	Five Year	Since Inception(1)
Investor Class Shares Return before taxes	(1.04)%	(5.27)%	(4.75)%
Investor Class Shares Return after taxes on distributions(2)	(2.47)%	(5.68)%	(5.25)%
Investor Class Shares Return after taxes on distributions and sale of Fund shares(2)	(0.61)%	(4.02)%	(3.64)%
Bloomberg U.S. Aggregate Bond Index(3) (reflects no deduction for fees, expenses or taxes)	1.25%	(0.33)%	(0.03)%
(1)	The inception date for Investor Class Shares is September 13, 2019. The Advisor Class Shares have not commenced operations.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3)	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities. Investors cannot invest directly in an index; unlike the Fund’s returns, the index does not reflect any fees or expenses.

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The Statement of Additional Information, Prospectus, and Summary Prospectus, each dated November 1, 2024, and as supplemented from time to time, provide information that you should know before investing in the Fund and should be retained for future reference. The Statement of Additional Information, Prospectus, and Summary Prospectus have been filed with the Securities and Exchange Commission and are incorporated herein by reference. All of these documents are available upon request and without charge by calling shareholder services at 1-855-64-QUANT (1-855-647-8268) or by visiting http://www.quantifiedfunds.com/fund-documents or www.advisorspreferred.com.

Please retain this Supplement for future reference.